Pension And Other Postretirement Benefits (Schedule Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Entity Information [Line Items]
2015	$ 36,339
2016	37,803
2017	39,372
2018	40,674
2019	42,086
2020 through 2024 (in total)	227,282
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
2015	36,339
2016	37,803
2017	39,372
2018	40,674
2019	42,086
2020 through 2024 (in total)	$ 227,282